Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	3,627	$ 10,780

International Equity Funds - 18.9%
Transamerica Emerging Markets Opportunities (C)	3,909,802	47,308,602
Transamerica International Equity (C)	4,578,669	88,139,385
Transamerica International Growth (C)	7,785,132	72,713,129
Transamerica International Small Cap Value (C)	1,046,410	14,869,482
Transamerica International Stock (C)	2,882,758	29,029,375

		252,059,973

International Fixed Income Funds - 5.6%
Transamerica Emerging Markets Debt (C)	4,209,269	46,596,608
Transamerica Inflation Opportunities (C)	2,563,568	28,558,142

		75,154,750

U.S. Alternative Fund - 1.1%
Transamerica Event Driven (C)	1,223,901	14,111,580

U.S. Equity Funds - 30.5%
Transamerica Capital Growth (C)	3,470,867	78,198,634
Transamerica Large Cap Value (C)	6,832,965	75,640,924
Transamerica Mid Cap Growth (C)	808,255	10,911,439
Transamerica Mid Cap Value (C)	1,948,145	20,202,267
Transamerica Mid Cap Value Opportunities (C)	622,085	7,539,673
Transamerica Small Cap Growth (C)	961,815	7,858,027
Transamerica Small Cap Value (C)	766,565	8,301,896

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	2,887	$ 2,026
Transamerica Sustainable Equity Income (C)	10,471,964	83,147,391
Transamerica US Growth (C)	4,063,487	113,330,657

		405,132,934

U.S. Fixed Income Funds - 41.2%
Transamerica Bond (C)	9,784,587	94,714,805
Transamerica Core Bond (C)	9,251,813	94,461,012
Transamerica High Yield Bond (C)	1,510,167	13,787,823
Transamerica Intermediate Bond (C)	8,769,638	92,344,286
Transamerica Short-Term Bond (C)	3,639,505	37,268,535
Transamerica Total Return (C)	20,559,778	215,466,470

		548,042,931

U.S. Mixed Allocation Fund - 2.4%
Transamerica MLP & Energy Income (C)	5,509,804	32,011,963

Total Investment Companies (Cost $1,137,727,038)		1,326,524,911

Total Investments (Cost $1,137,727,038)		1,326,524,911
Net Other Assets (Liabilities) - 0.3%		3,919,481

Net Assets - 100.0%		$ 1,330,444,392

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	112	03/19/2021	$20,462,645	$20,749,120	$286,475	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,326,512,105	$—	$—	$1,326,512,105

Total	$1,326,512,105	$—	$—	$1,326,512,105

Investment Companies Measured at Net Asset Value (E)				12,806

Total Investments				$1,326,524,911

Other Financial Instruments
Futures Contracts (G)	$286,475	$—	$—	$286,475

Total Other Financial Instruments	$286,475	$—	$—	$286,475

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2021	Shares as of January 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$87,816,898	$6,104,255	$—	$—	$793,652	$94,714,805	9,784,587	$994,369	$108,531
Transamerica Capital Growth	72,425,070	9,919,922	(10,000,000)	(305,028)	6,158,670	78,198,634	3,470,867	—	9,919,923
Transamerica Core Bond	83,988,609	13,589,085	—	—	(3,116,682)	94,461,012	9,251,813	698,838	3,140,248
Transamerica Emerging Markets Debt	43,321,827	531,015	—	—	2,743,766	46,596,608	4,209,269	531,015	—
Transamerica Emerging Markets Opportunities	38,475,643	266,222	—	—	8,566,737	47,308,602	3,909,802	266,220	—
Transamerica Event Driven	13,000,074	963,259	—	—	148,247	14,111,580	1,223,901	426,494	536,766
Transamerica Global Allocation Liquidating Trust	10,282	—	—	—	498	10,780	3,627	—	—
Transamerica High Yield Bond	12,894,643	160,962	—	—	732,218	13,787,823	1,510,167	160,962	—
Transamerica Inflation Opportunities	27,735,946	158,305	—	—	663,891	28,558,142	2,563,568	158,305	—
Transamerica Intermediate Bond	91,574,598	3,491,300	—	—	(2,721,612)	92,344,286	8,769,638	1,787,156	1,704,144
Transamerica International Equity	80,267,589	1,256,538	(10,000,000)	558,201	16,057,057	88,139,385	4,578,669	1,256,537	—
Transamerica International Growth	64,244,924	708,277	(5,000,000)	164,227	12,595,701	72,713,129	7,785,132	708,277	—
Transamerica International Small Cap Value	12,378,211	160,420	—	—	2,330,851	14,869,482	1,046,410	160,420	—
Transamerica International Stock	24,598,584	388,742	—	—	4,042,049	29,029,375	2,882,758	388,743	—
Transamerica Large Cap Value	71,914,846	513,850	(12,000,000)	1,343,766	13,868,462	75,640,924	6,832,965	513,849	—
Transamerica Mid Cap Growth	9,412,367	491,544	—	—	1,007,528	10,911,439	808,255	152,806	338,737
Transamerica Mid Cap Value	17,142,662	3,368,695	—	—	(309,090)	20,202,267	1,948,145	220,429	3,148,266
Transamerica Mid Cap Value Opportunities	6,232,392	74,086	—	—	1,233,195	7,539,673	622,085	74,086	—
Transamerica MLP & Energy Income	25,618,723	449,956	—	—	5,943,284	32,011,963	5,509,804	449,956	—
Transamerica Short-Term Bond	36,704,811	164,699	—	—	399,025	37,268,535	3,639,505	163,437	—
Transamerica Small Cap Growth	6,237,340	591,570	—	—	1,029,117	7,858,027	961,815	—	591,570
Transamerica Small Cap Value	6,292,365	20,643	—	—	1,988,888	8,301,896	766,565	20,643	—
Transamerica Small Company Growth Liquidating Trust	2,026	—	—	—	—	2,026	2,887	—	—
Transamerica Sustainable Equity Income	79,936,250	568,837	(10,000,000)	(2,402,626)	15,044,930	83,147,391	10,471,964	568,837	—
Transamerica Total Return	198,955,965	26,302,717	—	—	(9,792,212)	215,466,470	20,559,778	8,154,820	3,397,897
Transamerica US Growth	103,256,423	10,348,476	(5,000,000)	1,036,163	3,689,595	113,330,657	4,063,487	227,179	10,121,297

Total	$1,214,439,068	$80,593,375	$(52,000,000)	$394,703	$83,097,765	$1,326,524,911	117,177,463	$18,083,378	$33,007,379

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$10,780	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	2,026	0.0	(A)

Total			$66,187	$12,806	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4